INCOME TAX (Schedule of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAX [Abstract]
Pretax income	$ 47,574	$ 38,002	$ 37,689
Statutory tax rate	26.50%	25.00%	25.00%
Tax computed at the ordinary tax rate	12,607	9,500	9,422
Nondeductible expenses	757	1,701	418
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	(304)	137	1,087
Deductible financial expenses recorded to other comprehensive income	(365)	(312)	(244)
Taxes in respect of prior years	(45)	5	(174)
Tax adjustment in respect of different tax rates	1,662	1,877	1,734
Taxes in respect of withholding at the source from royalties and dividends	615	817	853
Adjustment in respect of tax rate deriving from "approved enterprises"	(558)	(467)	(233)
Others	(213)	(811)	(1,173)
Income tax expense (benefit)	$ 14,246	$ 12,447	$ 11,690